SELECTED STATEMENTS OF PROFIT OR LOSS DATA - Disclosure of geographic allocation of assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Carrying amounts of non-current assets	$ 10,973	$ 6,603
Israel [Member]
Disclosure of geographical areas [line items]
Carrying amounts of non-current assets	4,742	3,263
Germany [Member]
Disclosure of geographical areas [line items]
Carrying amounts of non-current assets	3,121	2,339
Israel And Germany [Member]
Disclosure of geographical areas [line items]
Carrying amounts of non-current assets	$ 7,863	$ 5,602